Income Taxes Relating to Continuing Operations - Summary of Reconciliation to Accounting Loss (Parenthetical) (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Australian tax rate	25.00%	30.00%	30.00%